Other operating expenses - Summary of Detailed Information of Other Operating Expense (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025 [1]
Insurance related [member]
Disclosure Of Other Operating Expense [Line Items]
Policyholder claims and benefits	€ (2,769)	€ (3,450)
Onerous contract losses (and reversals)	(878)	(626)
Commissions	(814)	(737)
Employee expenses	(283)	(219)
Administration expenses	(188)	(263)
Total	(4,932)	(5,296)
Amounts attributed to acquisition cash flows	654	547
Amortization of acquisition cash flows	(275)	(273)
Amortization of acquisition cash flows PAA	(12)	(11)
Total other operating expenses	(4,565)	(5,033)
Non-Insurance related [member]
Disclosure Of Other Operating Expense [Line Items]
Commissions	(444)	(470)
Handling and clearing fees	(8)	(13)
Right-of-use assets – interest expense	(1)	(1)
Employee expenses	(459)	(522)
Administration expenses	(283)	(217)
Deferred transaction expenses	17	20
Amortization of deferred expenses	(11)	(10)
Amortization of other intangibles	(8)	(8)
Total	(1,197)	(1,220)
Total other operating expenses	€ (1,197)	€ (1,220)

[1]	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.